Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 44,468	$ 76,619	$ 78,917	$ 67,697
Accounts receivable, net	216,473	221,872
Related party receivables	17,208	17,179
Inventories, net	230,924	202,412
Deferred tax assets	30,901	30,256
Other current assets	19,926	22,776
Total current assets	559,900	571,114
Property, plant and equipment, net	168,834	168,772
Goodwill	308,080	309,703	309,100
Other intangible assets, net	310,351	373,433
Deferred financing costs, net	11,578	14,622
Other long-term assets	1,380	4,115
Total assets	1,360,123	1,441,759
Current liabilities
Accounts payable	143,618	152,052
Current maturities of long-term debt	23,166	3,176
Related party payables	2,450	587
Product returns liability	37,635	42,031	46,000	55,600
Interest payable	13,083	13,081
Accrued expenses and other current liabilities	50,869	58,665
Total current liabilities	270,821	269,592
Long-term debt, less current maturities	684,998	687,860
Long-term related party payables	101	361
Pension and other post-retirement liabilities	97,720	62,256
Deferred tax liabilities	78,254	122,983
Other long-term liabilities	2,648	2,925
Total shareholder's equity (deficit)	225,581	295,782	271,161	265,651
Total liabilities and shareholder's equity	1,360,123	1,441,759
Eliminations [Member]
Current assets
Intercompany receivables - current	(255,603)	(237,446)
Total current assets	(255,603)	(237,446)
Investment in subsidiaries	(863,410)	(966,882)
Intercompany receivables non-current	(100,005)	(105,071)
Total assets	(1,219,018)	(1,309,399)
Current liabilities
Intercompany payables - current	(255,603)	(237,446)
Total current liabilities	(255,603)	(237,446)
Intercompany payables - non-current	(100,005)	(105,071)
Total shareholder's equity (deficit)	(863,410)	(966,882)
Total liabilities and shareholder's equity	(1,219,018)	(1,309,399)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	75	1	1
Intercompany receivables - current	2,071
Other current assets	4
Total current assets	2,150	1
Investment in subsidiaries	128,077	195,733
Intercompany receivables non-current	100,000	100,066
Total assets	230,227	295,800
Current liabilities
Related party payables	1,706	17
Accrued expenses and other current liabilities	2,940	1
Total current liabilities	4,646	18
Total shareholder's equity (deficit)	225,581	295,782
Total liabilities and shareholder's equity	230,227	295,800
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	2,626	3,026	61,565	16
Intercompany receivables - current	179,121	191,260
Deferred tax assets	1,466	1,456
Other current assets	2,163	2,156
Total current assets	185,376	197,898
Investment in subsidiaries	624,563	671,628
Deferred financing costs, net	11,578	14,622
Total assets	821,517	884,148
Current liabilities
Current maturities of long-term debt	23,000	3,000
Intercompany payables - current	3,160	1,317
Interest payable	13,083	13,081
Accrued expenses and other current liabilities	(6,753)	800
Total current liabilities	32,490	18,198
Long-term debt, less current maturities	684,679	687,379
Deferred tax liabilities	(23,729)	(17,162)
Total shareholder's equity (deficit)	128,077	195,733
Total liabilities and shareholder's equity	821,517	884,148
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	31,945	57,407	4,921	55,575
Intercompany receivables - current	39,306	25,594
Accounts receivable, net	197,306	203,577
Related party receivables	17,208	17,179
Inventories, net	199,400	173,253
Deferred tax assets	27,649	27,887
Other current assets	10,590	14,619
Total current assets	523,404	519,516
Property, plant and equipment, net	123,938	125,462
Investment in subsidiaries	110,770	99,521
Goodwill	278,571	278,569
Other intangible assets, net	304,895	366,333
Intercompany receivables non-current	5	5,005
Other long-term assets	681	3,344
Total assets	1,342,264	1,397,750
Current liabilities
Accounts payable	114,834	119,775
Current maturities of long-term debt	159	176
Related party payables		191
Intercompany payables - current	220,709	213,079
Product returns liability	37,150	41,758
Accrued expenses and other current liabilities	47,668	51,773
Total current liabilities	420,520	426,752
Long-term debt, less current maturities	301	461
Long-term related party payables	101	361
Pension and other post-retirement liabilities	96,906	61,448
Deferred tax liabilities	98,185	135,140
Intercompany payables - non-current	100,000	100,066
Other long-term liabilities	1,688	1,894
Total shareholder's equity (deficit)	624,563	671,628
Total liabilities and shareholder's equity	1,342,264	1,397,750
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	9,822	16,185	12,430	12,106
Intercompany receivables - current	35,105	20,592
Accounts receivable, net	19,167	18,295
Inventories, net	31,524	29,159
Deferred tax assets	1,786	913
Other current assets	7,169	6,001
Total current assets	104,573	91,145
Property, plant and equipment, net	44,896	43,310
Goodwill	29,509	31,134
Other intangible assets, net	5,456	7,100
Other long-term assets	699	771
Total assets	185,133	173,460
Current liabilities
Accounts payable	28,784	32,277
Current maturities of long-term debt	7
Related party payables	744	379
Intercompany payables - current	31,734	23,050
Product returns liability	485	273
Accrued expenses and other current liabilities	7,014	6,091
Total current liabilities	68,768	62,070
Long-term debt, less current maturities	18	20
Pension and other post-retirement liabilities	814	808
Deferred tax liabilities	3,798	5,005
Intercompany payables - non-current	5	5,005
Other long-term liabilities	960	1,031
Total shareholder's equity (deficit)	110,770	99,521
Total liabilities and shareholder's equity	$ 185,133	$ 173,460